Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2013
PW Pictures
Discontinued Operations disclosures
Schedule of disposal group carrying amounts of the major classes of assets and liabilities

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338

PW Literature
Discontinued Operations disclosures
Schedule of revenues and (loss) / income from the discontinued operations

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Revenues	9,952,735	27,783,299	44,255,398

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Loss from discontinued operations, net of nil tax	(22,305,397)	(30,214,733)	(44,322,061)
Gain from disposal of discontinued operations, net of nil tax	—	—	166,288,268

(Loss) / income from discontinued operations, net of tax	(22,305,397)	(30,214,733)	121,966,207

Schedule of disposal group carrying amounts of the major classes of assets and liabilities

December 31, 2013
RMB
Cash and cash equivalents	14,135,057
Accounts receivable, net	4,674,630
Prepayment and other assets	2,183,108
Other non-current assets	2,989,932

Total assets	23,982,727

Received in advance	2,219,499
Salary and welfare payable	2,976,912
Payable to Perfect World	120,000,000
Other current liabilities	3,416,741

Total liabilities	128,613,152